Value of Business Acquired and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Value of Business Acquired and Changes in the Balance

VOBA at December 31 and the changes in the balance for the years then ended are as follows:

	2013	2012	2011

Balance, beginning of year	$—	—	853
Interest	439	573	771
Amortization	(4,327)	(5,218)	(3,755)
Change in shadow VOBA	3,888	4,645	2,131

Balance, end of year	$—	—	—

Net Amortization of Value of Business Acquired	The net amortization of the VOBA in each of the next five years is expected to be as follows:

2014	$2,834
2015	2,251
2016	1,703
2017	803
2018	830

Intangible Assets

Intangible assets at December 31 and the changes in the balance for the years then ended are as follows:

	2013	2012	2011

Balance, beginning of year	$3,271	3,435	4,173
Amortization	(1,151)	(164)	(738)

Balance, end of year	$2,120	3,271	3,435

Amortization of Intangible Assets	Amortization of intangible assets in each of the next five years is expected to be as follows:

2014	$70
2015 and beyond	—